Operations Classified as Held for Sale - Breakdown Of Assets Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	€ 90,707	€ 95,135
Intangible assets	16,856	18,005	€ 20,518
Goodwill	25,748	26,841
Property, plant and equipment	33,295	34,225	36,393
Non-current financial assets	6,393	7,771
Deferred tax assets	7,631	7,820	8,229
CURRENT ASSETS	23,340	19,931
Inventories	1,692	1,117
Receivables and other current assets	8,419	8,727
Tax receivables	1,676	1,375
Current financial assets	2,209	2,154
Cash and cash equivalents	5,692	5,192	3,736	€ 2,615
NON-CURRENT LIABILITIES	57,418	59,382
Non-current financial liabilities	45,334	46,332
Payables and other non-current liabilities	856	900
Deferred tax liabilities	2,674	2,145	€ 2,395
Non-current provisions	7,520	9,218
CURRENT LIABILITIES	29,649	29,066
Current financial liabilities	9,368	9,414
Payables and other-current liabilities	13,868	13,536
Current tax payables	2,047	2,341
Current provisions	1,912	€ 2,216
Disposal groups classified as held for sale | Antares
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	635
Intangible assets	1
Goodwill	0
Property, plant and equipment	0
Non-current financial assets	634
Deferred tax assets	0
CURRENT ASSETS	158
Inventories	0
Receivables and other current assets	10
Tax receivables	0
Current financial assets	52
Cash and cash equivalents	96
NON-CURRENT LIABILITIES	656
Non-current financial liabilities	0
Payables and other non-current liabilities	0
Deferred tax liabilities	1
Non-current provisions	655
CURRENT LIABILITIES	5
Current financial liabilities	0
Payables and other-current liabilities	4
Current tax payables	0
Current provisions	1
Disposal groups classified as held for sale | Telefónica Móviles Guatemala
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	326
Intangible assets	44
Goodwill	123
Property, plant and equipment	157
Non-current financial assets	2
Deferred tax assets	0
CURRENT ASSETS	50
Inventories	9
Receivables and other current assets	25
Tax receivables	9
Current financial assets	0
Cash and cash equivalents	7
NON-CURRENT LIABILITIES	45
Non-current financial liabilities	19
Payables and other non-current liabilities	0
Deferred tax liabilities	13
Non-current provisions	13
CURRENT LIABILITIES	60
Current financial liabilities	5
Payables and other-current liabilities	52
Current tax payables	3
Current provisions	0
Disposal groups classified as held for sale | Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	184
Intangible assets	30
Goodwill	60
Property, plant and equipment	91
Non-current financial assets	2
Deferred tax assets	1
CURRENT ASSETS	50
Inventories	7
Receivables and other current assets	30
Tax receivables	3
Current financial assets	2
Cash and cash equivalents	8
NON-CURRENT LIABILITIES	11
Non-current financial liabilities	0
Payables and other non-current liabilities	1
Deferred tax liabilities	5
Non-current provisions	5
CURRENT LIABILITIES	60
Current financial liabilities	18
Payables and other-current liabilities	39
Current tax payables	3
Current provisions	€ 0